Finance costs (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Finance costs

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Interest expense on (accounted at amortised cost)
- term loans	14,916	14,575	12,402
- loan from related party (refer note 44)	19	15	12
- acceptance	49	499	667
- buyer’s/supplier’s credit	68	420	1,159
- on working capital demand loan	252	602	331
- non convertible debentures	5,274	6,140	6,485
- compulsorily convertible debentures (unsecured)	60	59	78
- commercial papers	—	11	405
- senior secured notes	10,791	7,938	4,357
- lease liabilities	113	105	26
- compulsory convertible preference shares	3,361	2,230	—
- others	9	17	16
Bank charges	428	411	376
Option premium amortisation*	1,773	1,119	69
Loss on settlement of derivative instruments designated as cash flow hedge (net)*	76	302	304
Unwinding of discount on provisions	745	524	329
Unamortised ancillary borrowing cost written off#	347	520	523

Total	38,281	35,487	27,538